PROPERTY, PLANT AND EQUIPMENT - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2023
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	15 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Cable and wireless network | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Cable and wireless network | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Computer equipment and software | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	4 years
Computer equipment and software | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Customer premise equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Customer premise equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	6 years
Equipment and vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Equipment and vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years